As filed with the Securities and Exchange Commission on March 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  January 31, 2008

Item 1. Schedules of Investments.

PIC Small Cap Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 95.34%	Value
	Aerospace & Defense - 0.84%
5,209	AAR Corp. (a)	$153,457
	Alternative Carriers - 2.21%
11,996	Cogent Communications Group, Inc. (a)	245,558
16,400	PAETEC Holding Corp. (a)	155,964
		401,522
	Apparel Retail - 0.53%
5,016	Zumiez, Inc. (a)	96,458
	Apparel, Accessories & Luxury Goods - 0.83%
7,500	Volcom, Inc. (a)	151,350
	Application Software - 2.93%
11,166	Nuance Communications, Inc. (a)	177,428
12,300	PROS Holdings, Inc. (a)	188,805
6,156	Ultimate Software Group, Inc. (a)	166,520
		532,753
	Biotechnology - 3.30%
5,030	BioMarin Pharmaceuticals, Inc. (a)	186,412
5,800	Cepheid, Inc. (a)	177,132
3,750	LifeCell Corp. (a)	148,162
1,290	Pharmion Corp. (a)	88,946
		600,652
	Casinos & Gaming - 1.16%
5,644	WMS Industries, Inc. (a)	211,086
	Catalog Retail - 1.49%
11,100	Gaiam, Inc. - Class A (a)	270,507
	Commercial Printing - 0.60%
7,922	Innerworkings, Inc. (a)	109,720
	Communications Equipment - 0.67%
11,300	Comtech Group, Inc. (a)	121,588
	Computer Hardware - 0.91%
7,500	Stratasys, Inc. (a)	165,750
	Computer Storage & Peripherals - 0.95%
6,272	NovAtel, Inc. (a)	100,352
2,700	Synaptics, Inc. (a)	71,550
		171,902
	Construction & Engineering - 1.10%
7,300	KHD Humboldt Wedag International Ltd. (a)(b)	200,677
	Consumer Finance - 0.84%
4,700	Cash America International, Inc.	152,797
	Data Processing & Outsourced Services - 4.28%
13,850	CyberSource Corp. (a)	231,987
13,154	ExlService Holdings, Inc. (a)	249,663
3,050	Neustar, Inc. - Class A (a)	90,616
10,590	VeriFone Holdings, Inc. (a)	207,246
		779,512
	Diversified Commercial & Professional Services - 4.69%
2,132	Advisory Board Co. (a)	135,851
6,100	EnerNOC, Inc. (a)	215,025
3,520	Huron Consulting Group, Inc. (a)	252,807
3,044	Ritchie Bros. Auctioneers, Inc. (b)	250,460
		854,143
	Diversified Metals & Mining - 1.86%
9,200	Horsehead Holding Corp. (a)	137,908
3,638	RTI International Metals, Inc. (a)	200,999
		338,907
	Diversified REIT's - 0.00%
5,400	SWA REIT Ltd. (a)(b)	—
	Education Services - 2.31%
2,000	American Public Education, Inc. (a)	78,820
1,400	Capella Education Co. (a)	88,312
1,465	Strayer Education, Inc.	252,830
		419,962
	Environmental Services - 0.79%
4,800	Team, Inc. (a)	144,240
	Fertilizers & Agricultural Chemicals - 2.76%
4,700	CF Industries Holdings, Inc.	502,571
	Footwear - 2.53%
4,960	Crocs, Inc. (a)	172,559
13,818	Iconix Brand Group, Inc. (a)	287,276
		459,835
	Health Care Distributors - 0.69%
3,300	MWI Veterinary Supply, Inc. (a)	126,159
	Health Care Equipment - 3.61%
8,300	IRIS International, Inc. (a)	148,902
8,368	Meridian Bioscience, Inc.	262,839
4,500	SonoSite, Inc. (a)	156,735
6,000	TomoTherapy, Inc. (a)	88,860
		657,336
	Health Care Facilities - 1.17%
5,497	VCA Antech, Inc. (a)	212,514
	Health Care Services - 7.24%
8,670	HealthExtras, Inc. (a)	239,725
3,152	Healthways, Inc. (a)	177,458
10,000	HMS Holdings Corp. (a)	316,000
3,650	ICON plc - ADR (a)	228,782
5,210	Pediatrix Medical Group, Inc. (a)	354,749
		1,316,714
	Health Care Technology - 1.23%
8,924	Omnicell, Inc. (a)	223,814
	Home Entertainment Software - 1.01%
6,700	Shanda Interactive Entertainment Ltd. - ADR (a)	184,183
	Hotels, Resorts & Cruise Lines - 2.62%
6,060	Ctrip.com International, Ltd. - ADR	276,700
7,152	Home Inns & Hotels Management, Inc. - ADR (a)	200,184
		476,884
	HyperMarkets & Super Centers - 1.16%
7,400	PriceSmart, Inc.	210,604
	Industrial Machinery - 4.71%
9,465	Altra Holdings, Inc. (a)	127,872
8,300	Barnes Group, Inc.	221,195
5,400	China Fire & Security Group, Inc. (a)	56,916
3,000	Dynamic Materials Corp.	160,740
3,231	RBC Bearings, Inc. (a)	96,736
5,850	Tennant Co.	192,992
		856,451
	Insurance Brokers - 0.69%
4,800	eHealth, Inc. (a)	125,712
	Integrated Telecommunication Services - 0.98%
5,291	Cbeyond Communications, Inc. (a)	178,518
	Internet Software & Services - 6.67%
5,798	Equinix, Inc. (a)	437,923
5,498	LoopNet, Inc. (a)	77,577
1,600	Mercadolibre, Inc. (a)	59,248
9,208	Omniture, Inc. (a)	227,621
2,700	Sohu.com, Inc. (a)	125,631
1,340	Switch & Data Facilities Co. (a)	14,740
3,000	VistaPrint Ltd. (a)(b)	111,630
5,400	Vocus, Inc. (a)	158,868
		1,213,238
	Investment Banking & Brokerage - 1.76%
3,634	GFI Group, Inc. (a)	320,555
	Leisure Facilities - 1.69%
6,922	Life Time Fitness, Inc. (a)	306,921
	Life Sciences Tools & Services - 0.69%
3,100	Pharmanet Development Group, Inc. (a)	126,356
	Marine - 1.24%
7,500	Seaspan Corp. (b)	226,050
	Marine Ports & Services - 0.90%
5,000	Aegean Marine Petroleum Network, Inc. (b)	163,450
	Office Services & Supplies - 0.98%
11,200	Interface, Inc. - Class A	178,752
	Oil & Gas Equipment & Services - 2.41%
1,727	Core Laboratories N.V. (a)(b)	194,633
3,382	W-H Energy Services, Inc. (a)	164,534
2,400	Willbros Group, Inc. (a)(b)	79,968
		439,135
	Oil & Gas Exploration & Production - 3.21%
4,750	Arena Resources, Inc. (a)	168,957
3,354	Bill Barrett Corp. (a)	140,097
8,400	Concho Resources, Inc. (a)	170,520
7,500	Parallel Petroleum Corp. (a)	104,100
		583,674
	Oil & Gas Refining & Marketing - 1.53%
10,500	CVR Energy, Inc. (a)	278,250
	Packaged Foods & Meats - 0.57%
10,900	Smart Balance, Inc. (a)	103,550
	Personal Products - 1.73%
14,100	American Oriental Bioengineering, Inc. (a)	137,757
2,302	Chattem, Inc. (a)	176,609
		314,366
	Pharmaceuticals - 1.10%
13,500	Obagi Medical Products, Inc. (a)	200,880
	Property & Casualty Insurance - 1.53%
9,544	Tower Group, Inc.	278,876
	Semiconductors - 3.30%
14,700	ANADIGICS, Inc. (a)	146,853
6,800	Atheros Communications, Inc. (a)	185,708
6,100	AuthenTec, Inc. (a)	75,945
4,000	Netlogic Microsystems, Inc. (a)	104,000
5,659	Silicon Motion Technology Corp. - ADR (a)	87,149
		599,655
	Specialty Chemicals - 0.63%
2,000	OM Group, Inc. (a)	114,760
	Steel - 2.25%
3,410	Carpenter Technology Corp.	210,192
3,500	Schnitzer Steel Industries, Inc. - Class A	198,310
		408,502
	Systems Software - 0.46%
1,350	Micros Systems, Inc. (a)	83,133

	TOTAL COMMON STOCKS (Cost $14,515,698)	17,348,381

Shares	MONEY MARKET INVESTMENTS - 4.67%	Value
424,705	SEI Daily Income Trust Government Fund	424,705
424,705	SEI Daily Income Trust Treasury Fund	424,705
	TOTAL MONEY MARKET INVESTMENTS (Cost $849,410)	849,410

	Total Investments in Securities (Cost $15,365,108) - 100.01%	18,197,791
	Liabilities in Excess of Other Assets - (0.01)%	(2,029)
	NET ASSETS - 100.00%	$18,195,762

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

Cost of investments	$15,430,324

Gross unrealized appreciation	$4,048,524
Gross unrealized depreciation	$(1,281,057)
Net unrealized appreciation	$2,767,467

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

PIC Flexible Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 100.12%	Value
	Aerospace & Defense - 4.68%
280	Precision Castparts Corp.	$31,864
615	Rockwell Collins, Inc.	38,868
		70,732
	Apparel, Accessories & Luxury Goods - 2.11%
270	Polo Ralph Lauren Corp.	16,359
200	VF Corp.	15,474
		31,833
	Asset Management & Custody Banks - 6.30%
998	Bank of New York Co., Inc.	46,537
125	BlackRock, Inc.	27,638
415	T. Rowe Price Group, Inc.	20,995
		95,170
	Biotechnology - 3.75%
1,240	Gilead Sciences, Inc. (a)	56,656
	Casinos & Gaming - 2.85%
587	MGM Mirage (a)	42,980
	Communications Equipment - 6.82%
2,095	Cisco Systems, Inc. (a)	51,327
550	Research In Motion Ltd. (a)(b)	51,634
		102,961
	Computer Hardware - 8.40%
640	Apple, Inc. (a)	86,630
920	Hewlett-Packard Co.	40,250
		126,880
	Construction & Farm Machinery & Heavy Trucks - 2.76%
475	Deere & Co.	41,686
	Department Stores - 3.63%
515	J.C. Penney Co., Inc.	24,416
780	Nordstrom, Inc.	30,342
		54,758
	Drug Retail - 2.19%
845	CVS Corp.	33,014
	Electronic Components & Equipment - 1.67%
365	SunPower Corp. - Class A (a)	25,218
	Electronic Equipment Manufacturers - 1.24%
470	Amphenol Corp. - Class A	18,772
	Fertilizers & Agricultural Chemicals - 7.92%
675	Monsanto Co.	75,897
310	Potash Corp. of Saskatchewan, Inc. (b)	43,673
		119,570
	Health Care Equipment - 5.09%
145	Intuitive Surgical, Inc. (a)	36,830
485	St. Jude Medical, Inc. (a)	19,647
305	Stryker Corp.	20,426
		76,903
	Health Care Supplies - 3.71%
135	Alcon, Inc. (b)	19,170
890	DENTSPLY International, Inc.	36,766
		55,936
	Home Improvement Retail - 2.05%
1,170	Lowe's Companies, Inc.	30,935
	Industrial Gases - 4.15%
775	Praxair, Inc.	62,705
	Integrated Oil & Gas - 3.84%
440	Exxon Mobil Corp.	38,016
180	Petroleo Brasileiro S.A. - ADR	20,005
		58,021
	Internet Software & Services - 3.51%
94	Google, Inc. - Class A (a)	53,044
	Investment Banking & Brokerage - 4.07%
910	Charles Schwab Corp.	20,293
115	Goldman Sachs Group, Inc.	23,089
320	Merrill Lynch & Co, Inc.	18,048
		61,430
	Oil & Gas Equipment & Services - 1.75%
350	Schlumberger Ltd. (b)	26,411
	Oil & Gas Refining & Marketing & Transportation - 2.41%
615	Valero Energy Corp.	36,402
	Pharmaceuticals - 6.13%
1,105	Merck & Co., Inc.	51,139
2,115	Schering-Plough Corp.	41,391
		92,530
	Specialized Finance - 1.16%
125	IntercontinentalExchange, Inc. (a)	17,495
	Specialty Stores - 1.29%
815	Staples, Inc.	19,511
	Steel - 1.47%
315	Allegheny Technologies, Inc.	22,176
	Systems Software - 2.60%
1,665	Oracle Corp. (a)	34,216
90	VMware, Inc. - Class A (a)	5,098
		39,314
	Wireless Telecommunication Services - 2.57%
910	NII Holdings, Inc. - Class B (a)	38,821

	TOTAL COMMON STOCKS (Cost $1,385,492)	1,511,864

Shares	MONEY MARKET INVESTMENTS - 9.10%	Value
68,731	SEI Daily Income Trust Government Fund	68,731
68,732	SEI Daily Income Trust Treasury Fund	68,732
	TOTAL MONEY MARKET INVESTMENTS (Cost $137,463)	137,463

	Total Investments in Securities (Cost $1,522,955) - 109.22%	1,649,327
	Liabilities in Excess of Other Assets - (9.22)%	(139,263)
	NET ASSETS - 100.00%	$1,510,064

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

Cost of investments	$1,522,955

Gross unrealized appreciation	$238,139
Gross unrealized depreciation	$(111,767)
Net unrealized appreciation	$126,372

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/20/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/20/2008

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   3/20/2008

* Print the name and title of each signing officer under his or her signature.